DIVESTITURES Assets Held For Sale Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets	$ 20,659	$ 21,278	$ 132,901
Non-Core Held for Sale Disposal Group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	63
Disposal Group, Including Discontinued Operation, Inventory	75
Disposal Group, Including Discontinued Operation, Other Assets, Current	35
Disposal group, including discontinued operations, equity method investments	164
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	34
Disposal Group, Including Discontinued Operation, Intangible Assets	168
Disposal Group, Including Discontinued Operation, Other Assets	4
Disposal Group, Including Discontinued Operation, Assets	810
Disposal Group, Including Discontinued Operation, Accounts Payable	40
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable, Current	1
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	50
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	30
Disposal Group, Including Discontinued Operation, Postretirement Plan Benefit Obligation	1
Disposal Group, Including Discontinued Operation, Other Liabilities	18
Disposal Group, Including Discontinued Operation, Liabilities	$ 140